Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Changes in Accumulated Other Comprehensive Loss by Component
Amounts reclassified out of accumulated other comprehensive loss were as follows:
Changes in Accumulated Other Comprehensive Loss by Component
(1)

	Fiscal Year Ended December 31, 2022
	(Loss) Gain on Qualifying Hedges	Loss on Foreign Currency Translation	Total
Beginning balance at January 1, 2022	$(10,843)	$(7,761)	$(18,604)
Other comprehensive income (loss) before reclassifications, net of tax	19,250	(8,432)	10,818
Amounts reclassified from accumulated other comprehensive loss, net of tax (2)	2,316	—	2,316

Net current period other comprehensive income (loss)	$21,566	$(8,432)	$13,134

Ending balance at December 31, 2022	$10,723	$(16,193)	$(5,470)

(1) Amounts in parentheses indicate debits (2) See separate table below for details about these reclassifications

	Fiscal Year Ended January 1, 2022
	Loss on Qualifying Hedges	Loss on Foreign Currency Translation	Total
Beginning balance at January 2, 2021	$(20,979)	$(4,170)	$(25,149)
Other comprehensive income (loss) before reclassifications, net of tax	2,452	(3,591)	(1,139)
Amounts reclassified from accumulated other comprehensive loss, net of tax (2)	7,684	—	7,684

Net current period other comprehensive income (loss)	$10,136	$(3,591)	$6,545

Ending balance at January 1, 2022	$(10,843)	$(7,761)	$(18,604)

(1) Amounts in parentheses indicate debits (2) See separate table below for details about these reclassifications

	Fiscal Year Ended January 2, 2021
	Loss on Qualifying Hedges	Loss on Foreign Currency Translation	Total
Beginning balance at December 28, 2019	$(15,529)	$(11,823)	$(27,352)
Other comprehensive (loss) income before reclassifications, net of tax	(14,590)	7,555	(7,035)
Amounts reclassified from accumulated other comprehensive loss, net of tax (2)	9,140	—	9,140

Net current period other comprehensive (loss) income including noncontrolling interest	$(5,450)	$7,555	$2,105
Less: Net current period other comprehensive loss attributable to the noncontrolling interest	—	98	98

Ending balance at January 2, 2021	$(20,979)	$(4,170)	$(25,149)

(1) Amounts in parentheses indicate debits (2) See separate table below for details about these reclassifications

Reclassifications out of Accumulated Other Comprehensive Loss
Reclassifications out of Accumulated Other Comprehensive Loss
(1)

	Fiscal Year Ended
	December 31, 2022	January 1, 2022	January 2, 2021

Details about Other Comprehensive Loss Components	Amounts Reclassified from Accumulated Other Comprehensive Loss			Affected Line Item in the Statement Where Net Income is Presented
Loss on Qualifying Hedges
Interest rate contracts	$(3,090)	$(10,271)	$(12,218)	Interest expense

	(3,090)	(10,271)	(12,218)	(Loss) income before income taxes
	774	2,587	3,078	(Benefit from) provision for income taxes

	$(2,316)	$(7,684)	$(9,140)	Net (loss) income

(1)	Amounts in parentheses indicate debits to profit/loss